Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 187	¥ 382
Debt securities issued by SPEs with an initial fair value	2,574	1,867
Cash inflows from third parties on the sale of debt securities	1,833	1,412
Cumulative balance of financial assets transferred to SPEs	5,364	6,533
Retained interests	308	200
Interests held in SPEs	94	51
Outstanding collateral service agreements and written credit default swap agreements	¥ 2	¥ 2
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%